Note 26 - Operating Lease Arrangements (Details Textual)	12 Months Ended
Mar. 31, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Operating lease term	1 year
Top of range [member]
Statement Line Items [Line Items]
Operating lease term	9 years